Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Income Statement [Abstract]
Total revenue, net	$ 1,768,677	$ 217,372	$ 3,222,015	$ 312,906	$ 1,010,405
Cost of sales	1,467,333	100,973	2,649,120	191,179	579,855
Gross profit	301,344	116,398	572,895	121,726	430,550
Operating expenses:
Selling, general, and administrative	2,989,879	419,645	11,324,581	914,160	1,494,692
Rent expense	392,369	352,541	1,455,994	592,138	990,413
Impairment of goodwill				240,000	240,000
Total operating expenses	3,382,248	772,186	12,780,575	1,746,298	2,725,105
Operating loss	(3,080,904)	(655,787)	(12,207,680)	(1,624,571)	(2,294,555)
Other expenses (income):
Interest expense (income), net	2,655,253	(15,425)	6,193,692		222,207
Loss in extinguishment of debt - related party			297,138
Other expense, net	27,708	45,399	148,511	44,399	(70)
Change in fair value of derivative liability	(361,904)		(336,139)		61,029
Total other expenses	2,321,057	29,974	6,303,202	44,399	283,166
Loss before income taxes	(5,401,961)	(685,762)	(18,510,882)	(1,668,971)	(2,577,721)
Income tax (benefit) expense
Net loss	$ (5,401,961)	$ (685,762)	$ (18,510,882)	$ (1,668,971)	$ (2,577,721)
Basic and diluted weighted average shares outstanding	95,794,954	92,623,386	94,621,148	92,623,386	52,099,680
Basic and diluted net loss per share	$ (0.06)	$ (0.01)	$ (0.20)	$ (0.02)	$ (0.05)